Kurv High Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 49.6%		Shares	Value
All Other Publishers - 3.6%
Reddit, Inc. - Class A (a)(b)		11,760	$ 1,738,246

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 4.4%
Shopify, Inc. - Class A (a)(b)		14,400	2,122,128

Instrument Manufacturing for Measuring and Testing Electricity and Electrical Signals - 5.5%
Teradyne, Inc. (b)		7,680	2,686,694

Investment Banking and Securities Intermediation - 4.3%
Robinhood Markets, Inc. - Class A (a)(b)		20,160	2,112,969

Other Aluminum Rolling, Drawing, and Extruding - 5.8%
Howmet Aerospace, Inc. (b)		11,520	2,821,824

Other Electric Power Generation - 4.1%
Vistra Corp. (b)		14,640	2,011,097

Pharmaceutical Preparation Manufacturing - 3.7%
Hims & Hers Health, Inc. (a)(b)(c)		60,720	1,796,098

Semiconductor and Other Electronic Component Manufacturing - 13.9%
Advanced Micro Devices, Inc. (a)(b)		6,000	2,824,320
Broadcom, Inc. (b)		5,280	1,955,395
Intel Corp. (a)(b)		22,080	1,976,381
			6,756,096

Turbine and Turbine Generator Set Units Manufacturing - 4.3%
BWX Technologies, Inc. (b)		13,680	2,083,327
TOTAL COMMON STOCKS (Cost $23,262,618)			24,128,479

EXCHANGE TRADED FUNDS - 22.5%		Shares	Value
Global X Copper Miners ETF		14,880	1,381,757
Global X Silver Miners ETF (b)		37,680	3,690,756
Kurv Enhanced Short Maturity ETF (d)		32,678	815,153
VanEck Gold Miners ETF (b)(c)		35,520	3,499,075
Vanguard FTSE Europe ETF (c)		16,800	1,539,888
TOTAL EXCHANGE TRADED FUNDS (Cost $9,834,598)			10,926,629

PURCHASED OPTIONS - 0.6% (e)	Notional Amount	Contracts	Value
Call Options - 0.4%
Applied Materials, Inc., Expiration: 09/18/2026; Exercise Price: $600.00	$1,375,170	30	1,590
Bloom Energy Corp., Expiration: 09/18/2026; Exercise Price: $290.00	495,120	24	2,256
iShares Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $55.00	2,233,500	500	62,250
Marvell Technology, Inc., Expiration: 09/18/2026; Exercise Price: $270.00	571,482	27	1,836
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	2,205,079	23	112,261
Netflix, Inc., Expiration: 09/18/2026; Exercise Price: $65.00	40,525	5	8,188
Total Call Options			188,381

Put Options - 0.2%
APA Corp., Expiration: 09/18/2026; Exercise Price: $35.00	1,622,440	376	2,068

Devon Energy Corp., Expiration: 09/18/2026; Exercise Price: $40.00	1,823,976	376		2,068
Eaton Corp. PLC, Expiration: 09/18/2026; Exercise Price: $400.00	1,888,836	47		53,110
Gilead Sciences, Inc., Expiration: 09/18/2026; Exercise Price: $120.00	1,375,596	94		705
Invesco QQQ Trust Series 1, Expiration: 09/18/2026; Exercise Price: $690.00	7,167,600	100		32,050
Occidental Petroleum Corp., Expiration: 09/18/2026; Exercise Price: $52.50	2,262,768	376		3,384
ServiceNow, Inc., Expiration: 09/18/2026; Exercise Price: $108.00	1,568,694	106		2,173
Total Put Options				95,558
TOTAL PURCHASED OPTIONS (Cost $1,341,006)				283,939

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 28.3% (f)(g)		Par		Value
3.50%, 09/03/2026		$4,600,000		4,599,081
3.58%, 12/24/2026		4,500,000		4,445,907
3.69%, 03/18/2027		4,800,000		4,700,633
TOTAL U.S. TREASURY BILLS (Cost $13,754,432)				13,745,621

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.3%		Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (h)		3,547,064		3,547,064
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,547,064)				3,547,064

MONEY MARKET FUNDS - 1.6%		Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56% (h)		772,731		772,731
TOTAL MONEY MARKET FUNDS (Cost $772,731)				772,731

TOTAL INVESTMENTS - 109.9% (Cost $52,512,449)				53,404,463
Liabilities in Excess of Other Assets - (9.9)%			(0.09906)	(4,813,430)
TOTAL NET ASSETS - 100.0%				$ 48,591,033

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $3,445,315.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	100 shares per contract.
(f)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $11,256,011 which represented 23.2% of net assets.

(g)	The rate shown is the annualized yield as of August 31, 2026.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Kurv High Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.6)% (a)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Advanced Micro Devices, Inc., Expiration: 09/11/2026; Exercise Price: $505.00	$ (2,824,320)	(60)	$ (25,950)
Applied Materials, Inc., Expiration: 09/11/2026; Exercise Price: $500.00	(1,375,170)	(30)	(8,475)
Bloom Energy Corp., Expiration: 09/11/2026; Exercise Price: $240.00	(495,120)	(24)	(7,344)
Broadcom, Inc., Expiration: 09/11/2026; Exercise Price: $425.00	(1,925,768)	(52)	(15,236)
BWX Technologies, Inc., Expiration: 09/18/2026; Exercise Price: $175.00	(1,994,999)	(131)	(4,913)
Global X Silver Miners ETF, Expiration: 09/18/2026; Exercise Price: $120.00	(3,408,660)	(348)	(9,570)
Hims & Hers Health, Inc., Expiration: 09/11/2026; Exercise Price: $32.00	(1,795,506)	(607)	(34,903)
Howmet Aerospace, Inc., Expiration: 09/18/2026; Exercise Price: $310.00	(2,645,460)	(108)	(11,610)
Intel Corp., Expiration: 09/11/2026; Exercise Price: $100.00	(1,969,220)	(220)	(14,300)
Micron Technology, Inc., Expiration: 09/11/2026; Exercise Price: $1,020.00	(2,205,079)	(23)	(30,130)
Reddit, Inc., Expiration: 09/11/2026; Exercise Price: $170.00	(1,729,377)	(117)	(6,435)
Robinhood Markets, Inc., Expiration: 09/11/2026; Exercise Price: $115.00	(2,106,681)	(201)	(25,024)
Shopify, Inc., Expiration: 09/11/2026; Exercise Price: $165.00	(2,122,128)	(144)	(6,120)
Teradyne, Inc., Expiration: 09/11/2026; Exercise Price: $390.00	(2,658,708)	(76)	(26,790)
VanEck Gold Miners ETF/USA, Expiration: 09/11/2026; Exercise Price: $107.00	(3,497,105)	(355)	(19,170)
Vistra Corp., Expiration: 09/11/2026; Exercise Price: $147.00	(2,005,602)	(146)	(13,432)
Total Call Options			(259,402)

Put Options - (2.1)%
APA Corp., Expiration: 09/18/2026; Exercise Price: $37.50	(1,622,440)	(376)	(5,264)
Applied Materials, Inc., Expiration: 09/18/2026; Exercise Price: $600.00	(1,375,170)	(30)	(426,450)
Bloom Energy Corp., Expiration: 09/18/2026; Exercise Price: $290.00	(495,120)	(24)	(203,700)
Devon Energy Corp., Expiration: 09/18/2026; Exercise Price: $42.50	(1,823,976)	(376)	(4,136)
Eaton Corp. PLC, Expiration: 09/18/2026; Exercise Price: $420.00	(1,888,836)	(47)	(107,865)
Gilead Sciences, Inc., Expiration: 09/18/2026; Exercise Price: $130.00	(1,375,596)	(94)	(2,632)
Invesco QQQ Trust Series 1, Expiration: 09/18/2026; Exercise Price: $620.00	(7,167,600)	(100)	(4,500)
Marvell Technology, Inc., Expiration: 09/18/2026; Exercise Price: $270.00	(571,482)	(27)	(157,747)
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	(2,205,079)	(23)	(91,030)
Occidental Petroleum Corp., Expiration: 09/18/2026; Exercise Price: $55.00	(2,262,768)	(376)	(9,024)
ServiceNow, Inc., Expiration: 09/18/2026; Exercise Price: $116.00	(1,568,694)	(106)	(3,445)
Total Put Options			(1,015,793)
TOTAL WRITTEN OPTIONS (Premiums received $1,628,957)			$ (1,275,195)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Kurv High Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 24,128,479	$ –	$ –	$ 24,128,479
Exchange Traded Funds	10,926,629	–	–	10,926,629
Purchased Options	–	283,939	–	283,939
U.S. Treasury Bills	–	13,745,621	–	13,745,621
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	3,547,064
Money Market Funds	772,731	–	–	772,731
Total Investments	$ 35,827,839	$ 14,029,560	$ –	$ 53,404,463

Liabilities:
Investments:
Written Options	$ –	$ (1,275,195)	$ –	$ (1,275,195)
Total Investments	$ –	$ (1,275,195)	$ –	$ (1,275,195)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Kurv High Income ETF - Transactions with Affiliates

	Value as of May 31, 2026	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of August 31, 2026	Shares as of August 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Kurv Enhanced Short Maturity ETF	$ –	$ 836,132	$ (17,026)	$ (54)	$ (3,899)	$ 815,153	32,678	$ 6,770	$ –
	$ –	$ 836,132	$ (17,026)	$ (54)	$ (3,899)	$ 815,153	32,678	$ 6,770	$ –